Equity and Other Comprehensive Income (Loss) - Summary of Other Reserves (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Other Reserves [Line Items]
Opening balance	kr (2,689)
Items that will not be reclassiﬁed to proﬁt or loss
Revaluation of borrowings due to change in credit risk	31		kr 99	kr (651)
Tax on items that will not be reclassified to profit or loss	(682)		880	1,363
Cash flow hedge reserve
Gains/losses arising during the period	(542)		136	(290)
Reclassification to profit and loss	(96)		281
Translation reserves
Changes in translation reserves	3,342	[1]	(5,376)	1,925
Reclassification to profit and loss	46	[1]	124	54
Share of other comprehensive income of JV and associated companies	28		(81)	131
Tax on items that have been or may be reclassified to profit or loss	126		(86)	60
Other comprehensive income (loss), net of tax	5,790		(8,641)	(3,590)
Total comprehensive income (loss)	28,770		8,982	(1,750)
Closing balance	454		(2,689)
Reserve of exchange differences on translation [member]
Other Reserves [Line Items]
Opening balance	(2,424)		2,967
Items that will not be reclassiﬁed to proﬁt or loss
Revaluation of borrowings due to change in credit risk	0		0
Tax on items that will not be reclassified to profit or loss	0		0
Cash flow hedge reserve
Gains/losses arising during the period	0		0
Reclassification to profit and loss	0		0
Translation reserves
Changes in translation reserves	3,556		(5,434)
Reclassification to profit and loss	46		124
Share of other comprehensive income of JV and associated companies	28		(81)
Tax on items that have been or may be reclassified to profit or loss	0		0
Other comprehensive income (loss), net of tax	3,630		(5,391)
Total comprehensive income (loss)	3,630		(5,391)
Closing balance	1,206		(2,424)	2,967
Reserve of cash flow hedges [member]
Other Reserves [Line Items]
Opening balance	101		(230)
Items that will not be reclassiﬁed to proﬁt or loss
Revaluation of borrowings due to change in credit risk	0		0
Tax on items that will not be reclassified to profit or loss	0		0
Cash flow hedge reserve
Gains/losses arising during the period	(542)		136
Reclassification to profit and loss	(96)		281
Translation reserves
Changes in translation reserves	0		0
Reclassification to profit and loss	0		0
Share of other comprehensive income of JV and associated companies	0		0
Tax on items that have been or may be reclassified to profit or loss	126		(86)
Other comprehensive income (loss), net of tax	(512)		331
Total comprehensive income (loss)	(512)		331
Closing balance	(411)		101	(230)
Revaluation Of Borrowings [Member]
Other Reserves [Line Items]
Opening balance	(366)		(445)
Items that will not be reclassiﬁed to proﬁt or loss
Revaluation of borrowings due to change in credit risk	31		99
Tax on items that will not be reclassified to profit or loss	(6)		(20)
Cash flow hedge reserve
Gains/losses arising during the period	0		0
Reclassification to profit and loss	0		0
Translation reserves
Changes in translation reserves	0		0
Reclassification to profit and loss	0		0
Share of other comprehensive income of JV and associated companies	0		0
Tax on items that have been or may be reclassified to profit or loss	0		0
Other comprehensive income (loss), net of tax	25		79
Total comprehensive income (loss)	25		79
Closing balance	(341)		(366)	(445)
Other reserves [member]
Other Reserves [Line Items]
Opening balance	(2,689)		2,292
Items that will not be reclassiﬁed to proﬁt or loss
Revaluation of borrowings due to change in credit risk	31		99	(651)
Tax on items that will not be reclassified to profit or loss	(6)		(20)	134
Cash flow hedge reserve
Gains/losses arising during the period	(542)		136	(290)
Reclassification to profit and loss	(96)		281
Translation reserves
Changes in translation reserves	3,556	[1]	(5,434)	1,889
Reclassification to profit and loss	46	[1]	124	54
Share of other comprehensive income of JV and associated companies	28		(81)	131
Tax on items that have been or may be reclassified to profit or loss	126		(86)	60
Other comprehensive income (loss), net of tax	3,143		(4,981)	1,327
Total comprehensive income (loss)	3,143		(4,981)	1,327
Closing balance	kr 454		kr (2,689)	kr 2,292

[1]	Changes in cumulative translation adjustments include changes regarding revaluation of goodwill in local currency of SEK 2,646 million (SEK -3,359 million in 2020 and SEK 966 million in 2019), and realized gain/losses net from divested/liquidated companies, SEK 46 million (SEK 124 million in 2020 and SEK 54 million in 2019).